Retirement benefits - Summary of Retirement Benefits by Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ (2,084)	$ 3,251
Non-current assets	5,052	10,003
Non-current liabilities:	(7,136)	(6,752)
Pensions
Disclosure of net defined benefit liability (asset) [line items]
Non-current liabilities:	(4,152)	(3,874)
OPEB
Disclosure of net defined benefit liability (asset) [line items]
Non-current liabilities:	(2,984)	(2,878)
Obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(67,718)	(66,054)	$ (78,024)
Obligations | OPEB
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(2,985)	(2,878)	(3,101)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	72,913	69,707	$ 79,961
Asset ceilings
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ (7,279)	$ (402)